UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Canada — 0.2%
Ainsworth Lumber Co. Ltd. (a)(b)		47,014	$113,762
Ainsworth Lumber Co. Ltd. (a)		65,864	159,375

			273,137
United States — 0.2%
HealthSouth Corp.		122	4,502
NewPage Corp.		2,540	233,680

			238,182
Total Common Stocks — 0.4%			511,319

Asset-Backed Securities		Par (000)
Australia — 0.4%
SMART Trust, Series 2014-2E, Class AE, 0.44%, 6/14/21 (c)	EUR	365	460,557
France — 0.1%
Cars Alliance Funding PLC, Series 2012-F1F, Class A, 1.38%, 9/25/21		10	12,965
Driver France 1 FCT, Series 1, Class B, 0.81%, 10/21/20 (c)		70	88,800
FCT Copernic, Series 2012-1, Class A1, 1.06%, 9/25/29 (c)		75	94,941

			196,706
Germany — 0.2%
Driver Ten GmbH, Series 10, Class A, 0.26%, 3/21/19 (c)		170	214,605
Red & Black TME Germany 1 UG, Series 1, Class A, 0.51%, 1/15/23 (c)		24	30,589

			245,194
Italy — 0.8%
Asset-Backed European Securitisation Transaction Srl, Series 9, Class A, 0.76%, 12/10/28 (c)		228	288,255
Auto ABS Compartiment, Series 2012-2, Class A, 2.80%, 4/27/25		176	224,969
Berica PMI Srl, Series 1, Class A1X, 2.57%, 5/31/57 (c)		103	132,648
Asset-Backed Securities		Par (000)	Value
Italy (concluded)
Sunrise Srl, Series 2014-1, Class A, 1.15%, 5/27/31 (c)	EUR	255	$323,489

			969,361
Luxembourg — 0.2%
Bumper 2 SA, Series 2011-2, Class A, 1.26%, 2/23/23 (c)		117	147,752
Silver Arrow SA, Series 5, Class A, 0.27%, 10/15/22 (c)(d)		100	126,305

			274,057
Netherlands — 0.0%
Highway BV, Series 2012-1, Class A, 1.11%, 3/26/24 (c)		13	16,577
Portugal — 0.6%
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.03%, 12/28/43 (c)		207	262,721
Volta II Electricity Receivables, 2.98%, 2/16/18		359	455,411

			718,132
United Kingdom — 0.3%
Atlantes, Ltd. / Atlantes Finance PLC, Series 6, Class A, 2.48%, 3/20/33 (c)		129	165,605
Bumper 2 SA, Series 2012-5 (c):
Class A1, 1.21%, 6/20/22		18	23,369
Class A2, 1.91%, 6/20/22	GBP	18	29,999
E CARAT 2 PLC, Series 2, Class A, 1.06%, 10/18/21 (c)		106	171,922
Turbo Finance 3 PLC, Series 3, Class A, 1.11%, 11/20/19 (c)		17	27,195

			418,090
United States — 0.1%
SLM Student Loan Trust, Series 2012-C, Class A1, 1.25%, 8/15/23 (b)(c)	USD	126	126,838
Total Asset-Backed Securities — 2.7%			3,425,512

Corporate Bonds
Australia — 0.3%
CNOOC Curtis Funding No 1 Property Ltd., 4.50%, 10/03/23 (b)		420	435,757

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Brazil — 1.7%
Petrobras International Finance Co.:
3.88%, 1/27/16	USD	1,610	$1,647,835
5.75%, 1/20/20		510	536,627

			2,184,462
Denmark — 0.1%
Danske Bank A/S, 5.75% (c)(e)	EUR	100	125,831
France — 1.6%
BNP Paribas SA, 2.88%, 3/20/26 (c)		465	605,557
Casino Guichard Perrachon SA, 3.25%, 3/07/24		300	412,165
Numericable Group SA, 6.00%, 5/15/22	USD	6	6,045
Renault SA:
4.63%, 9/18/17	EUR	339	466,890
3.13%, 3/05/21		380	512,054

			2,002,711
Hong Kong — 0.4%
Bao-trans Enterprises Ltd., 3.75%, 12/12/18	USD	445	455,480
India — 1.2%
Canara Bank, 5.25%, 10/18/18		213	227,556
NTPC Ltd., 4.75%, 10/03/22		380	389,795
ONGC Videsh, Ltd., 2.75%, 7/15/21	EUR	255	323,321
Power Grid Corp. of India Ltd., 3.88%, 1/17/23	USD	280	271,080
Syndicate Bank, 3.88%, 12/04/19		339	339,044

			1,550,796
Ireland — 1.5%
Aquarius and Investments PLC for Swiss Reinsurance Co. Ltd., 6.38%, 9/01/24 (c)		200	209,316
Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43 (c)	EUR	130	178,071
Bank of Ireland:
2.00%, 5/08/17		340	434,174
3.25%, 1/15/19		430	570,952
ESB Finance Ltd., 3.49%, 1/12/24		180	259,733
Sibur Securities Ltd., 3.91%, 1/31/18	USD	265	242,475

			1,894,721
Italy — 1.7%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/22	EUR	205	282,166
Corporate Bonds		Par (000)	Value
Italy (concluded)
Davide Campari-Milano SpA:
5.38%, 10/14/16	EUR	150	$205,336
4.50%, 10/25/19		330	468,007
Telecom Italia SpA:
4.50%, 9/20/17		410	555,884
6.13%, 12/14/18		200	288,935
4.88%, 9/25/20		260	360,914

			2,161,242
Kazakhstan — 0.7%
KazMunayGas National Co. JSC, 7.00%, 5/05/20 (b)	USD	800	889,600
Luxembourg — 1.7%
ArcelorMittal, 6.13%, 6/01/18		116	122,960
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	570	725,403
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18		265	312,115
GELF Bond Issuer I SA, 3.13%, 4/03/18		470	633,449
HeidelbergCement Finance Luxembourg SA, 7.50%, 10/31/14		300	380,810

			2,174,737
Netherlands — 1.0%
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (b)	USD	232	247,217
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 5/23/29	GBP	210	342,658
Louis Dreyfus Commodities BV, 4.00%, 12/04/20	EUR	365	481,067
NN Group NV, 4.63%, 4/08/44 (c)		110	142,062

			1,213,004
Portugal — 0.5%
Banco Santander Totta SA, 1.50%, 4/03/17		300	387,630
Galp Energia SGPS SA, 4.13%, 1/25/19		200	270,333

			657,963

Saudi Arabia — 0.4%
Dar Al-Arkan Sukuk Co. Ltd., 5.75%, 5/24/18	USD	510	511,275
Spain — 0.4%
Bankia SA, 3.50%, 1/17/19	EUR	400	543,112
Switzerland — 1.1%
Credit Suisse AG, 6.50%, 8/08/23	USD	300	326,265

2	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Switzerland (concluded)
UBS AG:
4.75%, 5/22/23 (c)	USD	265	$265,000
5.13%, 5/15/24		345	336,375
4.75%, 2/12/26 (c)	EUR	305	403,839

			1,331,479
United Arab Emirates — 0.9%
Emirates Airline, 4.50%, 2/06/25	USD	1,215	1,202,850
United Kingdom — 3.8%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	255	453,699
Aon PLC, 2.88%, 5/14/26	EUR	125	167,226
British Sky Broadcasting Group PLC:
2.63%, 9/16/19 (b)	USD	200	199,880
1.50%, 9/15/21	EUR	225	283,780
3.75%, 9/16/24	USD	280	279,355
2.50%, 9/15/26	EUR	330	420,737
Enterprise Inns PLC:
6.50%, 12/06/18	GBP	505	875,989
6.00%, 10/06/23 (d)		505	818,681
Fidelity International Ltd., 7.13%, 2/13/24		200	389,108
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (b)	USD	800	885,152

			4,773,607
United States — 5.2%
Bank of America Corp.:
4.00%, 4/01/24		500	505,261
Series L, 1.35%, 11/21/16		190	190,257
Comcast Corp., 4.75%, 3/01/44		205	216,271
Continental Resources, Inc., 3.80%, 6/01/24		445	435,884
COX Communications, Inc., 8.38%, 3/01/39 (b)		208	294,854
Delphi Corp., 5.00%, 2/15/23		895	958,545
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		350	374,110
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		233	233,915
JPMorgan Chase & Co., 3.63%, 5/13/24		590	586,064
NewPage Corp., 11.38%, 12/31/14 (a)(f)		586	—
QVC, Inc.:
5.13%, 7/02/22		86	90,351
4.85%, 4/01/24		645	660,643
5.95%, 3/15/43		170	180,065
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		235	242,637
Verizon Communications, Inc.:
5.15%, 9/15/23		788	872,607
3.25%, 2/17/26	EUR	200	283,088
Corporate Bonds		Par (000)	Value
United States (concluded)
Verizon Communications, Inc. (concluded):
6.55%, 9/15/43	USD	413	$515,999

			6,640,551
Total Corporate Bonds — 24.2%			30,749,178

Foreign Agency Obligations
Australia — 5.9%
Australia Government Bond:
5.75%, 5/15/21	AUD	1,105	1,114,144
5.75%, 7/15/22		120	122,426
4.75%, 4/21/27		450	436,025
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25		3,640	4,348,474
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17		1,595	1,520,646

			7,541,715
Brazil — 0.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	352	375,866
Canada — 0.3%
Canadian Government Bond, 4.00%, 6/01/41	CAD	325	363,735
Germany — 13.6%
Bundesobligation, 0.25%, 4/13/18	EUR	140	178,431
Bundesrepublik Deutschland:
3.50%, 7/04/19		2,935	4,305,223
1.50%, 5/15/23		2,350	3,158,992
2.00%, 8/15/23		2,100	2,930,060
1.75%, 2/15/24		4,523	6,168,832
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	493,785

			17,235,323
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia, 6.13%, 3/15/19 (b)	USD	201	221,602
Japan — 4.4%
Japan Government Twenty Year Bond:
1.50%, 3/20/34	JPY	220,000	2,069,134

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Japan (concluded)
Japan Government Twenty Year Bond (concluded):
1.50%, 6/20/34	JPY	372,250	$3,490,084

			5,559,218
Portugal — 1.4%
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30 (b)	EUR	1,435	1,833,411
Slovenia — 3.3%
Slovenia Government International Bond:
2.75%, 3/17/15		330	421,383
4.13%, 2/18/19 (b)	USD	567	590,389
5.85%, 5/10/23		960	1,068,000
5.25%, 2/18/24		300	319,500
5.25%, 2/18/24 (b)		555	591,075
Slovenia Ministry of Finance Treasury Bill, 0.00%, 10/16/14 (g)	EUR	960	1,212,402

			4,202,749
South Korea — 1.4%
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,848,837	1,815,170
Spain — 0.3%
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	367,007
Turkey — 0.2%
Turkey Government Bond, 8.80%, 9/27/23	TRY	540	223,443
United Kingdom — 3.3%
United Kingdom Gilt, 1.75%, 7/22/19	GBP	2,560	4,144,874
Total Foreign Agency Obligations — 34.6%			43,884,113

Municipal Bonds
United States — 2.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	USD	280	303,343
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)		180	190,165
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/42		140	149,614
Municipal Bonds		Par (000)	Value
United States (concluded)
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	USD	225	$247,369
City of New York New York Water & Sewer System, Refunding RB, 5.00%, 6/15/47		160	178,208
County of Broward Florida Airport System, RB, 5.00%, 10/01/42		165	181,419
County of Miami-Dade Florida Aviation, Refunding RB, AMT, Series A, 5.00%, 10/01/38		280	283,276
Dallas/Fort Worth International Airport, RB, Series A, 5.00%, 11/01/45		315	331,537
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/2114		75	77,119
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		90	97,733
State of California, GO, Various Purposes, Series 3, 5.95%, 4/01/16		850	916,725
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/44		90	103,117
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 5.50%, 1/01/42		120	129,474
Total Municipal Bonds — 2.5%			3,189,099

Non-Agency Mortgage-Backed Securities
Ireland — 0.3%
German Residential Funding 2013-2, Ltd., Series 2013-2, Class E, 3.93%, 11/27/24 (c)	EUR	115	151,947
German Residential Funding PLC, Series 2013-1, Class D, 3.68%, 8/27/24 (c)		147	194,303
Talisman Finance Ltd., Series 7, Class A, 0.40%, 4/22/17 (c)		41	51,450

			397,700
Netherlands — 0.1%
Storm BV, Series 2014-2, Class A1, 0.38%, 3/22/51 (c)		94	118,947

4	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)		Value
United Kingdom — 0.8%
Fosse Master Issuer PLC, Series 2014-1X, Class A2, 0.96%, 10/18/54 (c)	GBP	264		$428,804
Gosforth Funding 2014-1 PLC, Series 2014-1, Class A1, 0.99%, 10/19/56 (c)		175		283,956
London & Regional Debt Securitisation No 1 PLC, Series 1, Class A, 4.81%, 10/15/17 (c)		93		151,915
Taurus PLC, Series 2013-GMF1, Class D, 2.94%, 5/21/24 (c)	EUR	133		173,269

				1,037,944
Total Non-Agency Mortgage-Backed Securities — 1.2%				1,554,591

U.S. Treasury Obligations
United States — 11.5%
U.S. Treasury Bond, 3.38%, 5/15/44	USD	681		703,442
U.S. Treasury Notes:
0.50%, 8/31/16		3,250		3,246,698
1.00%, 9/15/17		3,250		3,244,924
1.00%, 5/31/18		4,158		4,096,348
1.38%, 7/31/18		3,269		3,255,921
Total U.S. Treasury Obligations — 11.5%				14,547,333

Other Interests (h)		Beneficial Interest (000)
United States — 0.3%
Adelphia Preferred Escrow		575		6
Stanley Martin, Class B Membership Units		—	(i)	371,750
Total Other Interests — 0.3%				371,756

Preferred Securities

Capital Trusts		Par (000)
France — 0.4%
Credit Agricole SA, 6.63% (c)(e)	EUR	200		190,705
Electricite de France SA, 5.00% (c)(e)		100		137,110
Capital Trusts		Par (000)		Value
France (concluded)
GDF Suez, Series NC5, 3.00% (c)(e)	EUR	100		$127,707

				455,522
Germany — 0.3%
Allianz SE, 4.75% (c)(e)		300		407,369
Netherlands — 1.1%
Generali Finance BV (c)(e):
5.32%		450		581,161
5.48%		200		260,713
Swiss Reinsurance Co. via ELM BV, 5.25% (c)(e)		250		329,792
Volkswagen International Finance NV, 4.63% (c)(e)		200		269,977

				1,441,643
Switzerland — 0.3%
Credit Suisse AG, 6.25% (c)(e)		365		353,138
United Kingdom — 1.6%
HSBC Holdings PLC (c)(e):
5.25%	USD	200		250,387
5.63%		200		198,600
6.38%		200		199,750
Legal & General Group PLC, 5.88% (c)(e)	GBP	470		800,038
Nationwide Building Society, 6.88% (c)(e)		125		195,602
NGG Finance PLC, 4.25%, 6/18/76 (c)	EUR	250		334,668

				1,979,045
United States — 0.9%
JPMorgan Chase & Co., 6.75% (c)(e)	USD	295		309,898
State Street Capital Trust IV, 1.23%, 6/15/37 (c)		440		375,100
Wells Fargo & Co., Series S, 5.90% (c)(e)		490		499,187

				1,184,185
Total Capital Trusts — 4.6%				5,820,902
Total Preferred Securities — 4.6%				5,820,902

Warrants — 0.1% (j)		Shares
Venezuela — 0.1%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000		66,000

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

			Value
Total Long-Term Investments (Cost — $102,437,399) — 82.1%			$104,119,803

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)		4,370,187	4,370,187

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bills (m):
0.11%, 12/11/14	USD	860	859,974
0.09%, 5/28/15		13,000	12,996,763
0.09%, 8/20/15		3,250	3,247,813
Total U.S. Treasury Obligations — 13.5%			17,104,550

Short-Term Securitites			Value
Total Short-Term Securities (Cost — $21,469,351) — 16.9%			$21,474,737
Options Purchased (Cost — $29,608) — 0.0%			11,529
Total Investments (Cost — $123,936,358*) — 99.0%			125,606,069
Other Assets Less Liabilities — 1.0%			1,310,229

Net Assets — 100.0%			$126,916,298

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$124,031,754

Gross unrealized appreciation	$3,898,227
Gross unrealized depreciation	(2,323,912)

Net unrealized appreciation	$1,574,315

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$818,681	—
Lloyds Bank PLC	$126,305	$(3,210)

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Zero-coupon bond.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Amount is less than $500.

(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

6	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
Blackrock Liquidity Funds, TempFund, Institutional Class	3,028,342	1,341,845	4,370,187	$656

(l)	Represents the current yield as of report date.

(m)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

ABS	Asset-Backed Security
AMT	Alternative Minimum Tax (subject to)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
MXN	Mexican Peso
NYSE	New York Stock Exchange
PLN	Polish Zloty
RB	Revenue Bonds
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(182)	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	39,829,562	$10,963
(129)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	16,078,641	60,997
(62)	German Euro-Bund Future	Eurex	December 2014	EUR	9,281,400	(58,840)
(51)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	6,031,148	20,973

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows (concluded):

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(39)	German Euro BOBL Futures	Eurex	December 2014	EUR	4,988,880	$(19,664)
(23)	Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	USD	3,171,844	52,442
(22)	Long Gilt Bond Future	NYSE LIFFE	December 2014	GBP	2,489,080	(19,253)
(20)	3-Year Australian Treasury Bonds	Australian Securities Exchange	December 2014	AUD	2,186,553	(5,572)
(18)	10-Year Australian Treasury Bonds	Australian Securities Exchange	December 2014	AUD	2,174,404	(16,942)
(17)	German Euro BTP Futures	Eurex	December 2014	EUR	2,218,160	(663)
(9)	10-Year Canadian Government Treasury Bonds	Montreal	December 2014	CAD	1,219,320	10,110
(7)	10-Year Japanese Government Treasury Bonds	Tokyo Stock Exchange	December 2014	JPY	1,020,880,000	(2,209)
1	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	USD	152,500	655
7	German Euro Buxl Futures	Eurex	December 2014	EUR	996,800	4,667
10	German Euro Schatz Futures	Eurex	December 2014	EUR	1,110,050	433
Total						$38,097

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	7,739,000	USD	10,010,544	JPMorgan Chase Bank N.A.	10/06/14	$(235,545)
GBP	725,000	USD	1,183,651	Barclays Bank PLC	10/06/14	(8,358)
USD	955,952	EUR	741,000	Barclays Bank PLC	10/06/14	20,008
USD	7,662,741	EUR	5,915,000	Barclays Bank PLC	10/06/14	191,605
USD	38,433,634	EUR	29,138,000	BNP Paribas S.A.	10/06/14	1,629,922
USD	4,486,067	GBP	2,705,000	Barclays Bank PLC	10/06/14	101,008
USD	4,145,248	GBP	2,565,000	Royal Bank of Scotland PLC	10/06/14	(12,858)
USD	234,814	GBP	146,000	UBS AG	10/06/14	(1,866)
USD	1,032,608	JPY	107,333,000	Barclays Bank PLC	10/06/14	53,936
USD	1,032,708	JPY	107,333,000	Citibank N.A.	10/06/14	54,036
USD	2,937,294	JPY	321,167,000	Standard Chartered Bank	10/06/14	8,864
AUD	950,000	USD	881,857	Goldman Sachs & Co.	10/21/14	(51,202)
TRY	1,259,000	USD	577,441	BNP Paribas S.A.	10/21/14	(27,226)
USD	8,982,761	AUD	9,662,000	Deutsche Bank AG	10/21/14	534,565
USD	1,740,655	CAD	1,875,000	UBS AG	10/21/14	67,270
USD	41,973	GBP	26,000	Citibank N.A.	10/21/14	(170)
USD	813,141	TRY	1,760,500	Deutsche Bank AG	10/21/14	43,759
USD	841,939	ZAR	9,160,000	UBS AG	10/21/14	32,602
ZAR	1,407,000	USD	127,652	Deutsche Bank AG	10/21/14	(3,336)
ZAR	3,911,000	USD	364,363	UBS AG	10/21/14	(18,804)
USD	35,167,368	EUR	27,922,000	BNP Paribas S.A.	11/06/14	(107,595)
USD	7,556,853	GBP	4,672,000	Barclays Bank PLC	11/06/14	(14,861)

8	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	4,883,809	JPY	535,833,000	Barclays Bank PLC	11/06/14	$(2,984)
KRW	3,626,665,000	USD	3,478,148	HSBC Bank PLC	11/10/14	(56,727)
USD	5,471,640	KRW	5,676,827,000	HSBC Bank PLC	11/10/14	116,082
AUD	1,055,000	USD	945,924	Deutsche Bank AG	11/21/14	(25,493)
AUD	1,050,000	USD	941,966	Deutsche Bank AG	11/21/14	(25,897)
CAD	1,735,000	USD	1,566,683	Barclays Bank PLC	11/21/14	(19,371)
CAD	1,734,000	USD	1,566,783	Credit Suisse International	11/21/14	(20,363)
CNY	39,510,000	USD	6,390,619	HSBC Bank PLC	11/21/14	14,102
CNY	38,825,085	USD	6,295,619	HSBC Bank PLC	11/21/14	(1,926)
EUR	6,720,000	USD	9,001,521	Deutsche Bank AG	11/21/14	(510,907)
GBP	570,000	USD	950,485	Barclays Bank PLC	11/21/14	(26,831)
GBP	779,000	USD	1,291,753	Barclays Bank PLC	11/21/14	(29,426)
INR	37,800,000	USD	612,741	HSBC Bank PLC	11/21/14	(7,825)
PLN	8,060,000	USD	2,558,353	Barclays Bank PLC	11/21/14	(130,047)
TRY	680,000	USD	304,574	Credit Suisse International	11/21/14	(9,700)
TRY	700,000	USD	309,515	Morgan Stanley & Co. International PLC	11/21/14	(5,968)
USD	656,406	AUD	729,000	Barclays Bank PLC	11/21/14	20,393
USD	952,227	AUD	1,065,000	Deutsche Bank AG	11/21/14	23,072
USD	630,974	AUD	685,000	Deutsche Bank AG	11/21/14	33,349
USD	637,682	AUD	691,000	Deutsche Bank AG	11/21/14	34,822
USD	945,914	AUD	1,060,000	JPMorgan Chase Bank N.A.	11/21/14	21,122
USD	1,594,863	CAD	1,755,000	HSBC Bank PLC	11/21/14	29,714
USD	1,596,676	CAD	1,759,000	HSBC Bank PLC	11/21/14	27,960
USD	3,172,788	CAD	3,469,000	Royal Bank of Canada	11/21/14	79,056
USD	9,081,135	CHF	8,193,000	HSBC Bank PLC	11/21/14	495,794
USD	6,281,360	CNY	38,825,085	HSBC Bank PLC	11/21/14	(12,334)
USD	525,372	EUR	405,000	Barclays Bank PLC	11/21/14	13,661
USD	531,372	EUR	410,000	Deutsche Bank AG	11/21/14	13,344
USD	2,578,769	HUF	607,300,000	Deutsche Bank AG	11/21/14	112,839
USD	634,930	JPY	66,600,000	Barclays Bank PLC	11/21/14	27,476
USD	483,067	JPY	50,800,000	Barclays Bank PLC	11/21/14	19,724
USD	484,215	JPY	50,800,000	BNP Paribas S.A.	11/21/14	20,872
USD	634,027	JPY	66,600,000	Deutsche Bank AG	11/21/14	26,574
USD	621,526	TRY	1,380,000	Deutsche Bank AG	11/21/14	23,105
Total						$2,523,016

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount (000)	Market Value
EUR Currency Call	Credit Suisse Securities (USA) LLC	Call	EUR 1.21	10/06/14	EUR 975	$865
GBP Currency Call	Barclays Bank PLC	Call	GBP 1.70	12/08/14	GBP 11,705	10,664
Total						$11,529

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.59%[1]	6-month LIBOR	Chicago Mercantile	8/13/17	GBP 3,759	$(7,250)
1.59%[1]	6-month LIBOR	Chicago Mercantile	8/13/17	GBP 5,915	(10,734)
2.21%[1]	6-month LIBOR	Chicago Mercantile	6/18/19	GBP 805	(15,688)
2.67%[1]	3-month LIBOR	Chicago Mercantile	6/30/24	USD 775	(2,445)
2.63%[1]	3-month LIBOR	Chicago Mercantile	7/01/24	USD 1,490	643
Total					$(35,474)

[1] Fund pays a fixed rate and receives floating rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
FirstEnergy Corp	1.00%	Deutsche Bank AG	3/20/18	USD 480	$(5,262)	$4,250	$(9,512)
Hewlett-Packard Company	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 321	(4,704)	7,523	(12,227)
Koninklijke KPN NV	1.00%	Deutsche Bank AG	3/20/19	EUR 130	(899)	1,191	(2,090)
Koninklijke KPN NV	1.00%	Credit Suisse Securities (USA) LLC	3/20/19	EUR 175	(1,210)	1,506	(2,716)
Koninklijke KPN NV	1.00%	Citibank N.A.	3/20/19	EUR 235	(1,624)	2,286	(3,910)
Hewlett-Packard Company	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD 470	(5,659)	4,901	(10,560)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD 214	(106)	4,044	(4,150)
Dow Jones CDX North America Emerging Markets Index, Series 21, Version 1	5.00%	Citibank N.A.	6/20/19	USD 2,232	(209,523)	(231,487)	21,964
iTraxx, Series 21, Version 1	1.00%	Morgan Stanley & Co. LLC	6/20/19	EUR 420	(8,213)	(10,725)	2,512
Russian Federation	1.00%	Bank of America N.A.	9/20/19	USD 1,300	84,722	62,048	22,674
Total					$(152,478)	$(154,463)	$1,985

10	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD 640	$11,705	$4,178	$7,527
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BBB	USD 260	4,637	(3,992)	8,629
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BBB	USD 510	9,095	(7,481)	16,576
FirstEnergy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB+	USD 315	2,198	(7,895)	10,093
British Telecommunications PLC	1.00%	Bank of America N.A.	6/20/19	BBB	EUR 140	2,988	3,452	(464)
Vodafone Group PLC	1.00%	Bank of America N.A.	6/20/19	A-	EUR 130	2,446	3,037	(591)
Vodafone Group PLC	1.00%	Morgan Stanley & Co. LLC	6/20/19	A-	EUR 150	2,822	3,598	(776)
Valero Energy Corp.	1.00%	Deutsche Bank AG	9/20/19	BBB	USD 350	(1,713)	1,477	(3,190)
Total						$34,178	$(3,626)	$37,804

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.38%[3]	1-Day OIS	Bank of America N.A.	N/A	1/04/16	BRL	4,545	$(12,817)	$(113)	$(12,704)
12.20%[3]	1-Day OIS	Bank of America N.A.	N/A	1/04/16	BRL	992	643	(28)	671
11.74%[3]	1-Day OIS	Bank of America N.A.	N/A	1/04/16	BRL	1,558	(2,416)	(46)	(2,370)
11.95%[3]	1-Day OIS	Deutsche Bank AG	N/A	1/04/16	BRL	784	(918)	(347)	(571)
11.91%[3]	1-Day OIS	Deutsche Bank AG	N/A	1/04/16	BRL	1,755	(2,211)	(385)	(1,826)
11.18%[3]	1-Day OIS	Deutsche Bank AG	N/A	1/04/16	BRL	2,125	(8,075)	(34)	(8,041)
4.70%[3]	1-Month MXIBOR	Deutsche Bank AG	3/27/15[5]	3/25/16	MXN	49,780	23,804	—	23,804
5.18%[4]	6-Month BUBOR	Deutsche Bank AG	N/A	11/06/23	HUF	85,000	(36,619)	—	(36,619)
5.51%[4]	6-Month BUBOR	Citibank N.A.	N/A	12/09/23	HUF	70,063	(37,305)	—	(37,305)
2.87%[3]	3-Month KORIBOR	Deutsche Bank AG	N/A	7/25/24	KRW	932,155	13,982	(16)	13,998
2.86%[3]	3-Month KORIBOR	Deutsche Bank AG	N/A	7/25/24	KRW	796,320	11,323	(13)	11,336
2.89%[3]	3-Month KORIBOR	Bank of America N.A.	N/A	7/31/24	KRW	800,000	12,941	(5)	12,946
Total							$(37,668)	$(987)	$(36,681)

[3] Fund pays the floating rate and receives the fixed rate.

[4] Fund pays a fixed rate and receives the floating rate.

[5] Forward swap.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$163,877	$113,762	$233,680	$511,319
Asset-Backed Securities	—	3,425,512	—	3,425,512
Corporate Bonds	—	30,749,178	—	30,749,178
Foreign Agency Obligations	—	43,884,113	—	43,884,113
Municipal Bonds	—	3,189,099	—	3,189,099
Non-Agency Mortgage-Backed Securities	—	1,554,591	—	1,554,591
U.S. Treasury Obligations	—	14,547,333	—	14,547,333
Other Interests	—	—	371,756	371,756
Preferred Securities	—	5,820,902	—	5,820,902
Warrants	—	66,000	—	66,000
Options Purchased:
Foreign currency contracts	—	11,529	—	11,529
Short-Term Securities:
Money Market Funds	4,370,187	—	—	4,370,187
U.S. Treasury Obligations	—	17,104,550	—	17,104,550

Total	$4,534,064	$120,466,569	$605,436	$125,606,069

12	.BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$89,975	—	$89,975
Foreign currency exchange contracts	—	3,890,636	—	3,890,636
Interest rate contracts	$161,240	63,398	—	224,638
Liabilities:
Credit contracts	—	(50,186)	—	(50,186)
Foreign currency exchange contracts	—	(1,367,620)	—	(1,367,620)
Interest rate contracts	(123,143)	(135,553)	—	(258,696)

Total	$38,097	$2,490,650	—	$2,528,747

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$783,998	—	—	$783,998
Cash pledged for centrally cleared swaps	185,000	—	—	185,000
Cash pledged as collateral for over-the-counter swaps	88,186	—	—	88,186
Foreign currency at value	856,722	—	—	856,722

Total	$1,913,906	—	—	$1,913,906

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2014	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: November 24, 2014